Recent Accounting Standards Update (ASU)	12 Months Ended
Dec. 31, 2017
Recent Accounting Standards Update (ASU) [Abstract]
Recent Accounting Standards Update (ASU)

3.  Recent Accounting Standards Update (“ASU”)

ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income.

Issued: February 2018

Summary:    The Update allows entities to reclassify from AOCI to retained earnings the 'stranded' tax effects of accounting for income tax rate changes on items accounted for in AOCI which were impacted by tax reform enacted in December 2017. The impact of tax rate changes is recorded in income and items accounted for in AOCI could be left with such a stranded tax effect that could have those items appear to not reflect the appropriate tax rate. The FASB's changes are intended to improve the usefulness of information reported to financial statement users.

Effective Date:  The changes are effective for years beginning after December 31, 2018, with early adoption permitted. The Company elected to adopt the changes in December 2017. The amount transferred from AOCI to retained earnings totaled $588,000 and represented the impact of the Tax Law rate change to 21% at the date of enactment for the unrealized gains and losses on securities and the defined benefit plan accounted for in AOCI.

Codification Improvements Project, Topic 225, Income Statement and Topic 220, Comprehensive Income (combined as Topic 220, Income Statement—Reporting Comprehensive Income)

Issued: November 2017

Summary: As part of its ongoing Codification Improvements project, the FASB identified Topic 225, Income Statement and Topic 220, Comprehensive Income as two Topics covering related guidance that could be simplified by combining the content within one Topic. The Board agreed with the recommendation to simplify these Topics through a maintenance update.

The existing content in Topic 220 defines and provides more guidance about net income and contains multiple examples of income statements (statement of comprehensive income). As such, the guidance in Topic 225 will be relocated to Topic 220. The combined Topic will be renamed as Topic 220, Income Statement—Reporting Comprehensive Income. There have been no incremental changes to the actual guidance and this Update will have no impact on the Company’s consolidated financial position and results of operations.

Effective Date: The combination of Topic 225 and Topic 220 has no accounting impact and therefore does not have an associated effective date.

ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

Issued: August 2017

Summary: ASU 2017-12 improves Topic 815 by simplifying and expanding the eligible hedging strategies for financial and nonfinancial risks by more closely aligning hedge accounting with a company’s risk management activities, and also simplifies its application through targeted improvements in key practice areas. This includes expanding the list of items eligible to be hedged and amending the methods used to measure the effectiveness of hedging relationships. In addition, the ASU prescribes how hedging results should be presented and requires incremental disclosures. These changes are intended to allow preparers more flexibility and to enhance the transparency of how hedging results are presented and disclosed. Further, the new standard provides partial relief on the timing of certain aspects of hedge documentation and eliminates the requirement to recognize hedge ineffectiveness separately in earnings in the current period.

Effective Date: The amendments are effective for public business entities, for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted in any interim period after issuance of the amendments for existing hedging relationships on the date of adoption. This Update will have no impact on the Company’s consolidated financial position and results of operations.

ASU 2017-09, Scope of Modification Accounting

Issued: May 2017

Summary: ASU 2017-09 clarifies Topic 718 such that an entity must apply modification accounting to changes in the terms or conditions of a share-based payment award unless all of the following criteria are met:

1.

The fair value of the modified award is the same as the fair value of the original award immediately before the modification.  The standard indicates that if the modification does not affect any of the inputs to the valuation technique used to value the award, the entity is not required to estimate the value immediately before and after the modification.

2.	The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the modification.
3.	The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the modification.

Effective Date: The amendments are effective for all entities for fiscal years beginning after December 15, 2017, including interim periods within those years. This Update will have no impact on the Company’s consolidated financial position and results of operations.

ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

Issued: March 2017

Summary: ASU 2017-08 shortens the amortization period for premiums on purchased callable debt securities to the earliest call date, rather than amortizing over the full contractual term. The ASU does not change the accounting for securities held at a discount.

Effective Date: The amendments are effective for public business entities for fiscal years beginning after December 15, 2018.  Early adoption is permitted. The Company has early adopted this standard, and the financial statements as of, and for the year ended, December 31, 2017 reflect the impact of premium amortization on callable debt securities to the earliest call date. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

Issued: March 2017

Summary: ASU 2017-07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. The amendments also provide explicit guidance on how to present the service cost component and the other components of net benefit cost in the income statement and allows only the service cost component of net benefit cost to be eligible for capitalization.

Effective Date: The amendments are effective for public business entities for fiscal years beginning after December 15, 2017. This Update will have no impact on the Company’s consolidated financial position and results of operations because the Company’s defined benefit plan is frozen; therefore, there is no service cost component to consider.

ASU 2017-04, Simplifying the Test for Goodwill Impairment

Issued: January 2017

Summary: ASU 2017-04 eliminates the requirement of Step 2 in the current guidance to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value in Step 1 of the current guidance.

Effective Date: The amendments are effective for public business entities for fiscal years beginning after December 15, 2019. This Update will have no impact on the Company’s consolidated financial position and results of operations.

ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments

Issued: August 2016

Summary: ASU 2016-15 clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are intended to reduce diversity in practice.

Effective Date: The amendments are effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The adoption of this Update will have no material impact to the Company’s consolidated financial position and results of operations.

ASU 2016-13,  Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

Issued: June 2016

Summary: ASU 2016-13 requires credit losses on most financial assets to be measured at amortized cost and certain other instruments to be measured using an expected credit loss model (referred to as the current expected credit loss (“CECL”) model). Under this model, entities will estimate credit losses over the entire contractual term of the instrument (considering estimated prepayments, but not expected extensions or modifications unless reasonable expectation of a troubled debt restructuring exists) from the date of initial recognition of that instrument.

The ASU also replaces the current accounting model for purchased credit impaired loans and debt securities. The allowance for credit losses for purchased financial assets with a more-than insignificant amount of credit deterioration since origination (“PCD assets”), should be determined in a similar manner to other financial assets measured on an amortized cost basis. However, upon initial recognition, the allowance for credit losses is added to the purchase price (“gross up approach”) to determine the initial amortized cost basis. The subsequent accounting for PCD financial assets is the same expected loss model described above.

Further, the ASU made certain targeted amendments to the existing impairment model for available-for-sale (AFS) debt securities. For an AFS debt security for which there is neither the intent nor a more-likely-than-not requirement to sell, an entity will record credit losses as an allowance rather than a write-down of the amortized cost basis.

Effective Date: The new standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. While the Company’s senior management is currently in the process of evaluating the impact of the amended guidance on its consolidated financial statements, it currently expects the ALLL to increase upon adoption given that the allowance will be required to cover the full remaining expected life of the portfolio, rather than the incurred loss model under current U.S. GAAP. The extent of this increase is still being evaluated and will depend on economic conditions and the composition of the Company’s loan portfolio at the time of adoption. In preparation, the Company has partnered with a software provider specializing in ALLL analysis and is assessing the sufficiency of data currently available through its core database.

ASU 2016-02, Leases

Issued: February 2016

Summary: The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement.

Effective Date: The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company has determined that the provisions of ASU 2016-02 will result in an increase in assets to recognize the present value of the lease obligations with a corresponding increase in liabilities; however, the Company does not expect this new standard to have a material impact on the Company’s financial position, results of operations or cash flows. The Company is currently evaluating the projected present value at the adoption date.

ASU 2016-01, Measurement of Financial Instruments

Issued: January 2016

Summary: The amendments in this Update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee).  The amendments in this Update also require an entity to present separately in other comprehensive income (loss) the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this Update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities.

Effective Date: For public entities, the amendments in the Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company currently holds a small portfolio of equity investments for which the fair value fluctuates with market activity. The Company adopted ASU 2016-01 on January 1, 2018.  As of this date, the Company had $197,000 in unrealized gains on equity securities (see Note 6). The adoption of this Update resulted in a reclassification of $156,000 from other comprehensive loss to retained earnings.

ASU 2018-03, Technical Corrections and Improvements to Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities

Issued: February 2018

Summary: The FASB issued this Update to clarify certain aspects of the guidance on recognizing and measuring financial assets and liabilities in ASU 2016-01:

•	Clarification regarding the ability to discontinue application of the measurement alternative for equity securities without a readily determinable fair value
•	Clarification of the measurement date for fair value adjustments to the carrying amount of equity securities without a readily determinable fair value for which the measurement alternative is elected
•

Clarification of the unit of account for fair value adjustments to forward contracts and purchased options on equity securities without a readily determinable fair value for which the measurement alternative is expected to be elected

•	Presentation requirements for certain hybrid financial liabilities for which the fair value option is elected
•	Measurement of financial liabilities denominated in a foreign currency for which the fair value option is elected
•	Transition guidance for equity securities without a readily determinable fair value

The amendments in ASU 2018-03 are effective for public business entities for fiscal years beginning after December 15, 2017 and for interim periods within those fiscal years beginning after June 15, 2018. For all other entities, the effective date is the same as the effective date for ASU 2016-01. All entities may early adopt the amendments, including adoption in an interim period, provided they have already adopted ASU 2016-01. The adoption of this ASU had no material impact to the Company’s consolidated financial position and results of operations.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606)

Issued: May 2014

Summary: The amendments in this Update establish a comprehensive revenue recognition standard for virtually all industries under U.S. GAAP, including those that previously followed industry-specific guidance such as the real estate, construction and software industries. The revenue standard’s core principle is built on the contract between a vendor and a customer for the provision of goods and services. It attempts to depict the exchange of rights and obligations between the parties in the pattern of revenue recognition based on the consideration to which the vendor is entitled. To accomplish this objective, the standard requires five basic steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

In August 2015, the FASB issued Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. ASU 2015-14 defers the effective date of the new revenue recognition standard by one year. As such, it now takes effect for public entities in fiscal years beginning after December 15, 2017. All other entities have an additional year. However, early adoption is permitted for any entity that chooses to adopt the new standard as of the original effective date. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim periods within that year.

Three basic transition methods are available – full retrospective, retrospective with certain practical expedients, and a modified retrospective method. Under the third alternative, an entity would apply the new revenue standard only to contracts that are incomplete under legacy U.S. GAAP at the date of initial application (e.g. January 1, 2018) and recognize the cumulative effect of the new standard as an adjustment to the opening balance of retained earnings. That is, prior years would not be restated and additional disclosures would be required to enable users of the financial statements to understand the impact of adopting the new standard in the current year compared to prior years that are presented under legacy U.S. GAAP. Early adoption is prohibited under U.S. GAAP.

The Company adopted the ASU 2014-09 on January 1, 2018 and elected the modified retrospective transition method. Because the amended guidance does not apply to revenue associated with financial instruments, including loans and securities that are accounted for under other U.S. GAAP, the Company assessed the affect the guidance would have on the recognition processes of revenue for wealth and asset management services, estate planning, deposit fees and card processing. The analysis illustrated there would be no material impact on the Company’s consolidated financial statements, although the Company will be subject to expanded disclosure requirements.